PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2023
Notes and other explanatory information [abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 5. PREPAID EXPENSES AND OTHER RECEIVABLES

	As of March 31,
(In thousands)	2023	2022

Prepaid clinical research costs	$1,653	$–
Prepaid insurance	621	1,084
Research & development tax credits	169	169
Tax deposits	119	142
Other receivables	71	40
Other prepaid expenses	56	45
Total prepaid expenses and other receivables	$2,689	$1,480